OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	OFI Funds Trust

On behalf of its series; OFI Pictet Global Environmental Solutions Fund

File Nos. 333-215964 and 811-23231

To the Securities and Exchange Commission:

On behalf of OFI Pictet Global Environmental Solutions Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") initially filed on February 8, 2017 as amended on September 13, 2017 and October 25, 2017.

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission staff.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. We are also requesting, under a separate Request for Acceleration of Effective Date, that the Registration Statement please be declared effective on December 15, 2017 at or prior to 5:00 p.m., or as soon as possible thereafter.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Adrienne Ruffle

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281

212.323.5231

aruffle@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle

Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

Gloria J. LaFond